SHARE CAPITAL AND TREASURY STOCK (Details Narrative) $ / shares in Units, $ in Thousands															12 Months Ended
	Dec. 30, 2022 shares	Nov. 30, 2022 shares	Oct. 26, 2022 shares	Sep. 30, 2022 shares	Jun. 06, 2022 shares	May 11, 2022 shares	May 10, 2022 shares	Mar. 31, 2022 shares	Mar. 25, 2022 HKD ($) $ / shares shares	Feb. 15, 2022 shares	Nov. 10, 2021 shares	Apr. 08, 2021 $ / shares shares	Mar. 05, 2021 shares	Jan. 28, 2021 HKD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2020 HKD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized												2,000,000,000				2,000,000,000	2,000,000,000
Additional ordinary shares authorized												1,220,000,000
Ordinary shares, par value | $ / shares												$ 0.01				$ 0.01	$ 0.01
Conversion shares issued convertible notes holders	29,807,692		357,692	119,230				17,884,614		2,384,615	20,865,383		5,961,538
Number of options granted to directors																	25,500,000
Equity-settled share-based transactions | $																	$ 14,067,000
Shares price per share | $ / shares																$ 0.57
Fair value of promissory note															$ 4,213	$ 32,861,000	17,438,000
Share-based payment for service | $																	$ 521,000
Shares granted description															Share options granted to a director, chief executive or substantial shareholder of the Company, or to any of their associates, are subject to approval in advance by the independent non-executive directors. In addition, any share options granted to a substantial shareholder or an independent non-executive director of the Company, or to any of their associates, in excess of 0.1% of the shares of the Company in issue at any time or with an aggregate value (based on the price of the Company’s shares at the date of grant) in excess of HK$5 million, within any 12-month period, are subject to shareholders’ approval in advance in a general meeting.	Share options granted to a director, chief executive or substantial shareholder of the Company, or to any of their associates, are subject to approval in advance by the independent non-executive directors. In addition, any share options granted to a substantial shareholder or an independent non-executive director of the Company, or to any of their associates, in excess of 0.1% of the shares of the Company in issue at any time or with an aggregate value (based on the price of the Company’s shares at the date of grant) in excess of HK$5 million, within any 12-month period, are subject to shareholders’ approval in advance in a general meeting.
Nominal consideration | $																$ 1
Exercise period of options granted															ten years	ten years
Shares exercised		3,882,308			2,038,462										15,822,308	15,822,308
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share | $ / shares																$ 0.30
Share Award Scheme [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted to directors														9,931,275
Grant, value | $														$ 5,859,000
EIL Share Award Scheme [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share options granted, accepted and vested														100
Fair value of shares granted | $														$ 521,000
EIL Share Award Scheme [Member] | Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share options granted, accepted and vested														100
Share Option Scheme [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share options approved to be granted														25,500,000
Number of options granted to directors														25,500,000
Share options exercise price | $ / shares														$ 0.65
Fair value in excess of par value | $														$ 7,687,000
Share options granted, accepted and vested																	25,500,000
Fair value of shares granted | $																	$ 7,700,000
Share-based payment for service | $																$ 7,687,000
Vesting period														These share options granted were vested on January 28, 2021 with an exercise period from January 28, 2021 to January 27, 2026.
Shares exercised		3,882,308			2,038,462	5,961,538	4,000,000
Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Promissory note payable | $									$ 236,270,000
Fair value of promissory note | $									$ 184,485,000
Treasury Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share options approved to be granted														9,931,275
Number of options granted to directors														9,931,275
Equity-settled share-based transactions | $														$ 5,859,000			99,000
Share options exercise price | $ / shares														$ 0.59
Fair value in excess of par value | $														$ 5,760,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion shares issued convertible notes holders															323,657,534	323,657,534
Equity-settled share-based transactions | $
Preferred Stock [Member] | Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for conversion of debt									323,657,534
Shares price per share | $ / shares									$ 0.73